BASIS OF FINANCIAL STATEMENT PRESENTATION	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
BASIS OF FINANCIAL STATEMENT PRESENTATION

NOTE 1 – BASIS OF FINANCIAL STATEMENT PRESENTATION

Organization and Description of Business

DarkPulse, Inc. (“DPI” or “Company”) is a technology-security company incorporated in 1989 as Klever Marketing, Inc. (“Klever”). Its’ wholly- owned subsidiary, DarkPulse Technologies Inc. (“DPTI”), originally started as a technology spinout from the University of New Brunswick, Fredericton, Canada. The Company’s security and monitoring systems will initially be delivered in applications for border security, pipelines, the oil and gas industry and mine safety. Current uses of fiber optic distributed sensor technology have been limited to quasi-static, long-term structural health monitoring due to the time required to obtain the data and its poor precision. The Company’s patented BOTDA dark-pulse sensor technology allows for the monitoring of highly dynamic environments due to its greater resolution and accuracy.

The Company’s subsidiaries consist of: Terradata Unmanned PLLC, based in Florida; DarkPulse UK Ltd, based in the United Kingdom; Optilan India Pvt Ltd, based in Navi-Mumbai; Optilan Communications & Security Systems Ltd, based in Ankara Turkey; and DarkPulse Technologies – FZCO, based in Dubai, UAE.

Optilan India Pvt Ltd, operating in India, provides project engineering & design, system provisioning and contract bid services for the Company globally. Optilan Communications & Security Systems Ltd, provides project engineering & design, system provisioning and contract bid services for the Company throughout Europe.

DarkPulse Technologies – FZCO will provide science and technology consultancy, building maintenance and model makers and information technology (“IT”) infrastructure.

DarkPulse Manufacturing Inc., based in Arizona (formerly TJM Electronics West, Inc.), is no longer providing products or services as a result of the Company’s relationship with Sanmina Corporation who is handling both the design and manufacturing of the Company’s patented hardware.

Remote Intelligence, LLC and Wildlife Specialists, LLC are no longer providing services as a result of redundant service offerings that are now being offered by TerraData Unmanned.